Preferred And Common Stock (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended							12 Months Ended				0 Months Ended			12 Months Ended							0 Months Ended
	Feb. 20, 2014	Oct. 31, 2013	Sep. 16, 2013	May 21, 2013	Feb. 28, 2013	Feb. 26, 2013	Nov. 19, 2010	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 25, 2013	Oct. 31, 2013 Common Stock	Mar. 30, 2011 Common Stock	Nov. 19, 2010 Common Stock	Dec. 31, 2013 Common Stock	Dec. 31, 2011 Common Stock	Sep. 17, 2010 Series A Convertible Preferred Stock	Dec. 31, 2013 Series C Convertible Preferred Stock	Dec. 31, 2012 Series C Convertible Preferred Stock	Dec. 31, 2011 Series C Convertible Preferred Stock	Mar. 30, 2011 Series C Convertible Preferred Stock	Oct. 29, 2010 Series B Convertible Preferred Stock	Apr. 24, 2013 Series D Convertible Preferred Stock	Feb. 13, 2013 Series D Convertible Preferred Stock	Oct. 31, 2012 Series D Convertible Preferred Stock	Aug. 31, 2012 Series D Convertible Preferred Stock	Sep. 16, 2013 Direct Offering Of Common Stock	May 21, 2013 Direct Offering Of Common Stock	Feb. 26, 2013 Direct Offering Of Common Stock	Feb. 21, 2013 Direct Offering Of Common Stock	Sep. 16, 2013 Private Placement Of Common Stock	May 21, 2013 Private Placement Of Common Stock	Sep. 16, 2013 Gross Proceeds	May 21, 2013 Gross Proceeds	Feb. 28, 2013 Gross Proceeds	Sep. 16, 2013 Net Proceeds	May 21, 2013 Net Proceeds	Feb. 28, 2013 Net Proceeds	Nov. 19, 2010 Net Proceeds	Sep. 16, 2013 Private Placement Gross Proceeds	May 21, 2013 Private Placement Gross Proceeds	Feb. 26, 2013 Private Placement Gross Proceeds	Sep. 16, 2013 Direct Offering Gross Proceeds	May 21, 2013 Direct Offering Gross Proceeds	Feb. 26, 2013 Direct Offering Gross Proceeds	Feb. 21, 2013 Direct Offering Gross Proceeds
Preferred and Common Stock [Abstract]
Preferred Stock Shares Authorized								10,000,000	10,000,000
Preferred Stock Par Or Stated Value Per Share								$ 0.0001	$ 0.0001
Stock Issued During Period, Shares, New Issues														6,500,000	94,097,529
Common Stock Shares Authorized								250,000,000	250,000,000
Common Stock Par Or Stated Value Per Share								$ 0.0001	$ 0.0001
Underwriting Discount Costs							$ 1,787
Agent Costs	3,022		3,501	4,199	4,018
Offering Costs	320		379	369	465		561
Share Based Compensation Arrangement By Share Based Payment Award Options Outstanding Number		1,500,000
Share-based Compensation								1,089	0	0
Compensation cost relating to service conditions of non-vested stock options								1,053
Compensation cost relating to service conditions of non-vested restricted stock								7,425
Weighted average period of recognition								2 years 9 months 24 days
Weighted average period of recognition of stock options								9 years 9 months 24 days
Statement [Line Items]
Common stock exchanged for 1,000 Series C Preferred Shares, number of shares													7,676,000			(7,676,000)
Common stock convertion ratio for each share																					7,676
Fair value of preferred stock																	5,619				30,474	1,649	3,000	3,000	3,000	3,000
Share Price	$ 3.85	$ 3.91	$ 3.85	$ 3.65	$ 2.85			$ 0.02			$ 7		$ 3.97	$ 5.5
Restricted stock price at grant date		$ 3.99
Restricted stock fair value amount		8,379
Share based compensation price		$ 0.79
Share based compensation fair value		1,188
Preferred Stock, Dividend Rate, Percentage								6.00%														2.00%	6.00%	6.00%	6.00%	6.00%
Preferred units conversion price 30 months after issuance								$ 10
Preferred Stock Shares Issued								4,540	4,540	4,540							3,000	1,000	1,000	1,000		540	300	300	300	300
Preferred Stock Shares Outstanding								4,540	4,540	4,540
Convertible preferred stock								1,200	600
Partners Capital Account Units Sold In Public Offering	14,950,000		25,974,026																								12,987,013				12,987,013
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures				32,876,712	35,246,791	17,702,941						2,100,000			2,100,000													16,438,356	9,825,000	7,719,300		16,438,356
Proceeds From Issuance Initial Public Offering														$ 35,750																			$ 100,000	$ 120,000	$ 100,453	$ 96,120	$ 115,432	$ 95,970	$ 33,963	$ 50,000	$ 60,000	$ 50,452	$ 50,000	$ 60,000	$ 28,001	$ 22,000
Disclosure Of Share Based Compensation Arrangements								The fair value of stock option grants is determined with reference to option pricing model, and principally adjusted Black-Scholes models, using historical volatility of 35.7%, historical dividend yield of 5.81%, zero forfeiture rate, risk free rate equal to 10 year US treasure bond of 2.53% and the simplified method for determining the expected option term of 6 years since the Company does not have sufficient historical exercise data upon which to have a reasonable basis to estimate the expected option term.				In October 2013, Navios Acquisition authorized and issued in the aggregate 2,100,000 restricted shares of common stock and options to purchase 1,500,000 shares of common stock having an exercise price of $3.91 per share and a term of 10 years to expiry, to its directors. These awards of restricted common stock and stock options are based on service conditions only and vest ratably over a period of over three years (33,33% each year).